Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2018
FNMA, GNMA, FHLMC VIE
Schedule Of Variable Interest Entities Text Block
(In thousands)	December 31, 2018	December 31, 2017
Assets
Servicing assets:
Mortgage servicing rights	$136,280	$132,692
Total servicing assets	$136,280	$132,692
Other assets:
Servicing advances	$37,988	$47,742
Total other assets	$37,988	$47,742
Total assets	$174,268	$180,434
Maximum exposure to loss	$174,268	$180,434

Corporate Joint Venture
Schedule Of Variable Interest Entities Text Block
	PRLP 2011 Holdings, LLC		PR Asset Portfolio 2013-1 International, LLC
(In thousands)	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Assets
Other assets:
Equity investment	$6,469	$7,199	$5,794	$12,874
Total assets	$6,469	$7,199	$5,794	$12,874
Liabilities
Deposits	$(2,566)	$(20)	$(7,994)	$(10,501)
Total liabilities	$(2,566)	$(20)	$(7,994)	$(10,501)
Total net assets	$3,903	$7,179	$(2,200)	$2,373
Maximum exposure to loss	$3,903	$7,179	$-	$2,373